Balance Sheet Components - Accrued Expenses and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued professional fees	$ 652	$ 0
Accrued payroll and bonuses	636	197
Credit card liabilities	261	156
Franchise and income taxes payable	202	0
General accrued expenses	134	483
Total accrued expenses and other	$ 1,885	$ 836